Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 740,481,000	$ 563,275,000	$ 341,683,000	$ 674,469,000
Other current assets	32,815,000	16,349,000
Property, plant and equipment, net	3,997,266,000	3,784,535,000
Other assets and deferred charges	133,150,000	97,398,000
Liabilities
Current liabilities	924,608,000	874,133,000
Capital contributions and advances to VIEs	10,000,000	35,500,000
Noncontrolling interests with redemption features	493,000	1,005,000
U.S. Cellular
Assets
Property, plant and equipment, net	3,022,588,000	2,790,302,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	7,028,000	13,299,000
Other current assets	3,267,000	3,719,000
Licenses and other Intangible assets	325,707,000	501,829,000
Property, plant and equipment, net	31,544,000	27,642,000
Other assets and deferred charges	3,026,000	3,612,000
Total assets	370,572,000	550,101,000
Liabilities
Current liabilities	9,985,000	5,944,000
Deferred liabilities and credits	6,213,000	5,481,000
Total liabilities	$ 16,198,000	$ 11,425,000
VIE put options	true
Put option, exercisable dates	The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.
Carroll PCS, Inc.
Business Acquisition, Preexisting Relationship
Date of acquisition	Dec. 05, 2012
Voting stock acquired	100.00%
Acquired entity	Carroll PCS, Inc.
Acquisition description	On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, TDS consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on TDS’ controlling financial interest in the entities.
Barat Wireless, Inc.
Business Acquisition, Preexisting Relationship
Date of acquisition	Sep. 07, 2012
Voting stock acquired	100.00%
Acquired entity	Barat Wireless, Inc.
Acquisition description	On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, TDS consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on TDS’ controlling financial interest in the entities.